Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Jul. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	May 10, 2013	Dec. 31, 2012
Series B Preferred Shares
Series B Preferred Shares - shares issued		2,000,000			0
Net proceeds		$ 48,251
Redemption price				$ 25
Preferred stock dividends paid	889
Conditions for dividend rate increase		If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, default on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series B preferred shares are not redeemed at the option of the Company, in whole by July 30, 2019, the dividend rate payable on the Series B preferred shares increases quarterly, subject to an aggregate maximum rate per annum of 25% prior to July 30, 2018 and 30% thereafter, to a rate that is 1.25 times the dividend rate payable on the Series B preferred shares.
Dividends
Dividends declared		5,644
Dividends paid		2,822	15,362
Dividends paid after period		$ 2,822			$ 0
Dividend paid after period - payment date		Sep. 12, 2013
Dividend paid after period - record date		Sep. 09, 2013